Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com
September 10, 2020	Cody J. Vitello Shareholder +1 312 609 7816 cvitello@vedderprice.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen AMT-Free Quality Municipal Income Fund (the “Registrant”) File No. 811-21213

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares of the Registrant in connection with the reorganization of Nuveen Michigan Quality Municipal Income Fund (“NUM”) into the Registrant (the “Reorganization”). We note that Nuveen AMT-Free Municipal Value Fund (“NUW”) (File No. 811-22253) has filed a registration statement on Form N-14 as of the date hereof relating to the issuance of common shares of NUW in connection with the reorganization of each of Nuveen New Jersey Municipal Value Fund and Nuveen Pennsylvania Municipal Value Fund into NUW (the “NUW Reorganization”). The Reorganization and the NUW Reorganization are part of a series of reorganizations or mergers of Nuveen state municipal funds into national municipal funds that have been filed or will be filed in the near term. The transaction structure for the Reorganization and Registration Statement are substantially similar to a number of such precedent reorganizations of Nuveen closed-end funds with outstanding preferred shares, except that the Registration Statement includes an additional proposal for the election of NUM board members.1 Additionally, we note that pro forma financial statements are not presented in the Statement of Additional Information because NUM’s aggregate net assets do not exceed 10% of the Registrant’s aggregate net assets.2

[1]

See, e.g., the Registrant’s Registration Statement on Form N-14 filed on July 17, 2019 relating to the reorganization of Nuveen North Carolina Quality Municipal Income Fund into the Registrant (file no. 333-232029); Nuveen Quality Municipal Income Fund’s (“NAD”) Registration Statement on Form N-14 filed on July 17, 2019 relating to the reorganization of Nuveen Texas Quality Municipal Income Fund into NAD (file no. 333-232031); and the Registration Statement on Form N-14 filed on July 17, 2019 by Nuveen AMT-Free Municipal Credit Income Fund (“NVG”) relating to the reorganization of Nuveen Connecticut Quality Municipal Income Fund into NVG (file no. 333-232098); among other Registration Statements filed in connection with Nuveen state and national municipal fund reorganizations or mergers.

[2]	See Part B, Item 14.2 of Form N-14.

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

U.S. Securities and Exchange Commission

September 10, 2020

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (312) 609-7816 or Deborah Bielicke Eades at (312) 609-7661.

Sincerely, /s/ Cody J. Vitello Cody J. Vitello Shareholder

cc:	Deborah Bielicke Eades, Shareholder, Vedder Price P.C.